Statements of Operations (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Landcadia Holdings II, Inc
Common Stock Subject to Forfeiture Excluded From Computation of Basic and Diluted Weighted Average Number of Shares	497,750	497,750